RESTRUCTURING COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
RESTRUCTURING COSTS
Reduction in workforce (as a percent)	23.00%
Severance Costs	$ 1,549	$ 0
Restructuring liability	$ 292	$ 0